Summary of Significant Accounting Policies - Schedule of Translation Amounts (Details)		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 20, 2023
RMB [Member]
Balance sheet items, except for equity accounts
Balance sheet items, except for equity accounts	7.0999	6.9931	7.2993		7.1355
Statement of income and loss, and cash flows items
Statement of income and loss, and cash flows items	7.1279	7.1875	7.1957	7.0809
USD [Member]
Balance sheet items, except for equity accounts
Balance sheet items, except for equity accounts	1	1	1		1
Statement of income and loss, and cash flows items
Statement of income and loss, and cash flows items	1	1	1	1